Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	Successor	Predecessor
	As of	As of
	June 30, 2018	December 31, 2017
	(Unaudited)
Land	$13,775	$10,366
Building and improvements including leasehold improvements	51,331	41,890
Furniture and equipment	3,677	14,753
Company vehicles and rental units	4,725	3,612
Construction in progress	610	396
	74,118	71,017

Less: Accumulated depreciation and amortization	(2,166)	(25,348)
	$71,952	$45,669

Schedule of Depreciation and Amortization

Depreciation and amortization expense is set forth in the table below (unaudited):

	Three months		Six Months
	Successor	Predecessor	Successor	Predecessor
	April 1, 2018 to June 30, 2018	April 1, 2017 to June 30, 2017	March 15, 2018 to June 30, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to June 30, 2017

Depreciation and amortization	$1,897	$1,349	$2,166	$1,058	$2,696